SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - shares	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total common stock equivalents	41,838,822	59,113,379	46,505,019
Preferred Stock Class A
Total common stock equivalents			3,066,700
Preferred Stock Class B
Total common stock equivalents		20,000,000	20,000,000
Options to purchase common stock
Total common stock equivalents	18,966,306	17,833,356	8,312,306
Warrants to purchase common stock
Total common stock equivalents	17,930,025	15,464,700	8,217,376
Convertible debentures
Total common stock equivalents	4,942,491	5,815,323	6,908,637